Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

This disclosure regarding executive compensation for our CEO and other NEOs has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the NEOs or how the committee evaluates compensation decisions in light of company or individual performance. For discussion of how the committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section beginning on page 21.

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment based on(3)		Net Income ($ Millions)	Out- performance of the XOP (%)(4)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	16,750,203	17,063,248	6,419,046	6,057,553	229.38	189.30	1,738	-0.6%
2022	14,042,178	53,284,794	5,394,542	16,672,001	222.88	193.17	2,574	48.7%
2021	12,408,198	19,398,601	4,903,501	6,555,430	114.84	116.87	890	-24.6%
2020	11,147,723	4,863,722	5,648,735	2,626,215	80.81	59.61	(2,839)	17.1%
(1)	John Hess was our CEO for each year presented. Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.

(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215
The amounts
above
shown for Compensation Actually Paid do not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather are amounts that are calculated in accordance with the SEC rules and include, among other things, year-over-year changes in the value of unvested equity-based awards. Fair value or change in fair value, as applicable, of equity awards was determined in accordance with ASC 718 and the methodology required by Item 402(v) of Regulation
S-K.
Changes in actuarial present values are equal to the service costs incurred during the relevant period. No prior service costs were incurred as no modifications were made to the pension plans during the relevant period.

(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for the year listed, which was based on the peer group companies for each respective year listed in the company’s annual proxy statement but excludes companies that had ceased to be publicly traded as of the end of each fiscal year and includes Coterra Energy Inc. and EQT Corporation beginning in 2021 to diversify the 2021 peer group in light of the consolidation of the company’s then existing peers (the “Proxy Peer Group”):

2020	2021	2022	2023
APA Corporation	APA Corporation	APA Corporation	APA Corporation
ConocoPhillips	ConocoPhillips	ConocoPhillips	ConocoPhillips
Continental Resources, Inc.	Continental Resources, Inc.	Coterra Energy Inc.	Coterra Energy Inc.
Devon Energy Corporation	Coterra Energy Inc.	Devon Energy Corporation	Devon Energy Corporation
EOG Resources, Inc.	Devon Energy Corporation	EOG Resources, Inc.	EOG Resources, Inc.
Marathon Oil Corporation	EOG Resources, Inc.	EQT Corporation	EQT Corporation
Murphy Oil Corporation	EQT Corporation	Marathon Oil Corporation	Marathon Oil Corporation
Occidental Petroleum Corporation	Marathon Oil Corporation	Murphy Oil Corporation	Murphy Oil Corporation
Pioneer Natural Resources Co.	Murphy Oil Corporation	Occidental Petroleum Corporation	Occidental Petroleum Corporation
	Occidental Petroleum Corporation Pioneer Natural Resources Co.	Pioneer Natural Resources Co.	Pioneer Natural Resources Co.

The comparison assumes $100 was invested for the period starting December 31 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)
As described in the “Compensation Discussion and Analysis” section, the PSUs that were awarded in 2023 will be earned based on the CAGR of the company’s TSR for the three-year performance period ending December 31, 2025 compared to the CAGR of the XOP Total Return Index (the “XOP”) during the same period, subject to a performance modifier based on the relative performance of the S&P 500 Total Return Index. Payouts, if any, will occur following the committee’s certification of performance results in 2026 upon the completion of the three-year performance period. Given that the PSUs awarded to our CEO and our
Non-CEO
NEOs in 2023 was the largest portion of their total compensation, we selected our relative one-year
TSR performance compared to that of the XOP as the Company Selected Measure for 2023. The table below under the heading “Description of Relationship Between Compensation Actually Paid and the Outperformance of Our One-Year TSR Performance Compared to the XOP” shows the performance of our one-year
relative TSR performance as compared to the XOP. TSR was calculated assuming dividend reinvestment during the year and using the closing price on the first and last trading days of each year.

Company Selected Measure Name	Out performance of the XOP
Named Executive Officers, Footnote	Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.
Peer Group Issuers, Footnote
(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for the year listed, which was based on the peer group companies for each respective year listed in the company’s annual proxy statement but excludes companies that had ceased to be publicly traded as of the end of each fiscal year and includes Coterra Energy Inc. and EQT Corporation beginning in 2021 to diversify the 2021 peer group in light of the consolidation of the company’s then existing peers (the “Proxy Peer Group”):

2020	2021	2022	2023
APA Corporation	APA Corporation	APA Corporation	APA Corporation
ConocoPhillips	ConocoPhillips	ConocoPhillips	ConocoPhillips
Continental Resources, Inc.	Continental Resources, Inc.	Coterra Energy Inc.	Coterra Energy Inc.
Devon Energy Corporation	Coterra Energy Inc.	Devon Energy Corporation	Devon Energy Corporation
EOG Resources, Inc.	Devon Energy Corporation	EOG Resources, Inc.	EOG Resources, Inc.
Marathon Oil Corporation	EOG Resources, Inc.	EQT Corporation	EQT Corporation
Murphy Oil Corporation	EQT Corporation	Marathon Oil Corporation	Marathon Oil Corporation
Occidental Petroleum Corporation	Marathon Oil Corporation	Murphy Oil Corporation	Murphy Oil Corporation
Pioneer Natural Resources Co.	Murphy Oil Corporation	Occidental Petroleum Corporation	Occidental Petroleum Corporation
	Occidental Petroleum Corporation Pioneer Natural Resources Co.	Pioneer Natural Resources Co.	Pioneer Natural Resources Co.

The comparison assumes $100 was invested for the period starting December 31 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,750,203	$ 14,042,178	$ 12,408,198	$ 11,147,723
PEO Actually Paid Compensation Amount	$ 17,063,248	53,284,794	19,398,601	4,863,722
Adjustment To PEO Compensation, Footnote
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Non-PEO NEO Average Total Compensation Amount	$ 6,419,046	5,394,542	4,903,501	5,648,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,057,553	16,672,001	6,555,430	2,626,215
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, the company’s cumulative TSR over the four most recently completed fiscal years and the Proxy Peer Group’s TSR over the four most recently completed fiscal years.
Our LTI compensation represents the largest portion of our executive officers’ target total direct compensation package, with a substantial portion consisting of PSUs that are earned based on our relative TSR performance over a three year period. As a result of this emphasis in our compensation program on LTI compensation, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs was aligned with our

TSR performance over four most recently completed fiscal years. During that period, our cumulative TSR has generally aligned with or outperformed that of Proxy Peer Group, as shown in the graph below.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and our net income during the four most recently completed fiscal years. Payouts under the company’s cash incentive and LTI programs are determined based on attainment of pre-established
metrics and remain highly sensitive to stockholder returns and our operational and strategic performance. As a result, while net income was not a specified metric under the company’s cash incentive and LTI programs, changes to our net income over the four most recently completed fiscal years aligns with the Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and the Outperformance of Our
One-Year
TSR Performance Compared to the XOP
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and the ranking of our
one-year
TSR performance as compared to that of the XOP during each of the four most recently completed fiscal years, which we selected as the Company Selected Measure. As described in footnote 4 above, PSUs awarded to our CEO and our Non-CEO NEOs are a substantial portion of their total compensation and vesting. Prior to 2023, payouts under our PSUs were tied to the ranking of our three-year TSR performance compared to our Proxy Peer Group, which are included in the XOP together with other oil and gas E&P companies. As a result, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our Non-CEO NEOs may not fully align with our one-year TSR performance compared to the XOP.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, the company’s cumulative TSR over the four most recently completed fiscal years and the Proxy Peer Group’s TSR over the four most recently completed fiscal years.
Our LTI compensation represents the largest portion of our executive officers’ target total direct compensation package, with a substantial portion consisting of PSUs that are earned based on our relative TSR performance over a three year period. As a result of this emphasis in our compensation program on LTI compensation, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs was aligned with our

TSR performance over four most recently completed fiscal years. During that period, our cumulative TSR has generally aligned with or outperformed that of Proxy Peer Group, as shown in the graph below.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2023 to company performance.

Performance Measures	Other Considerations
•
Relative TSR
is a metric under our PSU program to effectively measure our performance compared to XOP and the S&P 500 Total Return Index over a three-year period.
•
Production
is a metric under our AIP tied to our annual financial results and is the primary output of our E&P investments.
•
Capital and Exploratory Spend
is a metric under our AIP aligned to sustainability and profitability of our business.
•
Controllable Operated Cash Costs
is a metric under our AIP tied to our annual financial results to manage expenses and maximize cash margin.
•
CROCE
is a metric under our AIP to measure the company’s use of capital.
•
EBITDAX
is a metric under our AIP to measure the company’s ability to generate cash from operations.

The measures in this table are not ranked. For additional details regarding these performance measures, please see “Compensation Discussion and Analysis” section beginning on page 21. In addition to the performance measures listed here, the committee also considers exploration resource additions as well as environment, health and safety goals that are included in our AIP and underscore the importance of sustainability, health and safety and its integration into our strategy and operations, incentivizing management to continue to build on our industry leading performance in these areas. Furthermore, in 2023, the committee included a strategic modifier based on five evaluation themes that were determined at the beginning of the year and assessed in early 2024 based on a comprehensive review of performance against each theme: strategy execution; capital allocation and risk management; social responsibility and stakeholder engagement; culture, people and leadership; and environment and sustainability. The committee also assesses individual performance based on goals set at the beginning of each year, specific to each NEO, as described in “Assessment of Individual Performance” beginning on page 33.

Total Shareholder Return Amount	$ 229.38	222.88	114.84	80.81
Peer Group Total Shareholder Return Amount	189.3	193.17	116.87	59.61
Net Income (Loss)	$ 1,738,000,000	$ 2,574,000,000	$ 890,000,000	$ (2,839,000,000)
Company Selected Measure Amount	(0.006)	0.487	(0.246)	0.171
PEO Name	John Hess
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Production
Measure:: 3
Pay vs Performance Disclosure
Name	Capital and Exploratory Spend
Measure:: 4
Pay vs Performance Disclosure
Name	Controllable Operated Cash Costs
Measure:: 5
Pay vs Performance Disclosure
Name	CROCE
Measure:: 6
Pay vs Performance Disclosure
Name	EBITDAX
PEO | Amounts reported under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,500,069)	$ (10,000,039)	$ (8,500,056)	$ (8,499,980)
PEO | Fair value of awards granted during applicable FY that remain unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,434,034	18,133,777	7,112,128	10,897,989
PEO | Fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Awards granted during prior FYs that were outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,976	24,787,403	4,642,939	(4,383,791)
PEO | Awards granted during prior FYs that vested during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,492,658)	5,774,428	3,697,387	(4,556,992)
PEO | Change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Service cost during applicable FY for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,762	547,047	38,004	258,773
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,045	39,242,616	6,990,402	(6,284,001)
Non-PEO NEO | Amounts reported under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,793,797)	(3,262,506)	(2,762,528)	(2,887,523)
Non-PEO NEO | Fair value of awards granted during applicable FY that remain unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,096,490	5,565,366	2,320,886	3,498,999
Non-PEO NEO | Fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Awards granted during prior FYs that were outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,118	7,362,923	1,241,801	(1,396,591)
Non-PEO NEO | Awards granted during prior FYs that vested during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(816,476)	1,601,852	906,941	(1,149,908)
Non-PEO NEO | Change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,715)	(293,347)	(398,257)	(1,481,594)
Non-PEO NEO | Service cost during applicable FY for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,887	303,171	343,085	394,097
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (361,493)	$ 11,277,459	$ 1,651,928	$ (3,022,520)